SUBSEQUENT EVENTS (Details) - USD ($)	Sep. 30, 2021	Jan. 15, 2021	Jan. 11, 2021	Dec. 31, 2020	Jul. 22, 2020
Subsequent Event [Line Items]
Outstanding balance of related party note	$ 945,000		$ 0	$ 0
Related Party Loans
Subsequent Event [Line Items]
Outstanding balance of related party note				$ 0	$ 500,000
Related Party Loans | Subsequent Event
Subsequent Event [Line Items]
Outstanding balance of related party note		$ 500,000